Redeemable noncontrolling interests (Schedule of carrying amount of redeemable noncontrolling interests) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Balance as of January 1	¥ 96,719	$ 14,067	¥ 90,072	¥ 0
Contribution from/(Repurchase of) redeemable noncontrolling interests	(30,000)	(4,363)	0	90,000
Net income attributable to redeemable noncontrolling interests	178	26	922	(34)
Accretion on redeemable noncontrolling interests	2,422	352	5,725	106
Balance as of December 31	¥ 69,319	$ 10,082	¥ 96,719	¥ 90,072